Business Combinations And Capital Reorganization - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Thousands							3 Months Ended	12 Months Ended
	Dec. 15, 2023 EUR (€)	Nov. 02, 2023 EUR (€) ElectricVehicle	Jan. 01, 2023 EUR (€)	Aug. 04, 2022 USD ($) shares	Jul. 29, 2022 EUR (€) shares € / shares	Jan. 01, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 € / shares	Oct. 01, 2022 USD ($)	Aug. 04, 2022 EUR (€) shares € / shares	Aug. 04, 2022 USD ($) shares	Oct. 01, 2021 EUR (€)	Oct. 01, 2021 USD ($)	Sep. 16, 2021 USD ($) $ / shares shares	Jun. 07, 2021 € / shares
Disclosure of detailed information about business combination [line items]
Share issue related cost								€ 17,397,000		€ 17,397,000
Expense from share-based payment transactions								€ 8,046,000
Par value per share | € / shares								€ 3.05	€ 5.32			€ 2.58
Kensington Acquisition Corp Two [Member]
Disclosure of detailed information about business combination [line items]
Net assets excluding subscription receivable								€ 99,524,000			$ 115,244					€ 99,524,000	$ 115,244
Common stock shares subscription receivable value								95,860,000			111,000					95,860,000	$ 111,000
Net assets								195,384,000								195,384,000
Fair value of shares exchanged								267,556,000
Transaction Costs							€ 72,172,000			€ 72,172,000
Kensington Acquisition Corp Two [Member] | cash and cash equivalent [Member]
Disclosure of detailed information about business combination [line items]
Net assets excluding subscription receivable								114,015,000
Kensington Acquisition Corp Two [Member] | Derivative warrant liabilitiesMember [Member]
Disclosure of detailed information about business combination [line items]
Net assets excluding subscription receivable								14,491,000
Wallbox Chargers Business [Member] | At fair value [member]
Disclosure of detailed information about business combination [line items]
Net assets								€ 1,209,040,000			$ 1,400,000		$ 1,400,000			€ 1,209,040,000
Equity interest as a percentage of fair value of net assets								18.10%			18.10%					18.10%	18.10%
Fair value of shares exchanged								€ 267,556,000								€ 267,556,000
Wallbox [Member]
Disclosure of detailed information about business combination [line items]
Percentage of incremental costs directly attributable to equity issue								100.00%		100.00%
Par value per share | € / shares																			€ 0.12
Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member] | Kensington And Wallbox [Member]
Disclosure of detailed information about business combination [line items]
Common stock shares subscribed but not issued shares | shares																		11,100,000
Common stock shares subscribed but not issued value | $																		$ 111,000
Shares issued price per share | $ / shares																		$ 10
Albert Buettner GmbH [Member]
Disclosure of detailed information about business combination [line items]
Gain recognized								€ 11,166,000
Revenue of acquiree since acquisition date								5,995,000
Revenue of acquiree since acquisition date			€ 9,605,000
Profit (loss) of acquiree since acquisition date			€ (2,370,000)					2,888,000
Consideration transferred, acquisition-date fair value		€ 24,972,000						24,972,000
Cash consideration transferred								10,102,000
Fair value of deferred payment								4,465,000
Cash consideration outstanding								3,898
Put option liability								10,405,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination								290,000
Identifiable assets acquired (liabilities assumed)								(36,138,000)
Albert Buettner GmbH [Member] | Investment and Shareholders Agreement with Greenmobility Invest 2 GmbH [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Voting Equity Interests Acquired	25.10%	100.00%
Fair value of put option liability	€ 10,405,000
AR Electronics Solutions SLU [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Voting Equity Interests Acquired					100.00%
Revenue of acquiree since acquisition date									€ 5,273,000
Revenue of acquiree since acquisition date						€ 9,561,000
Profit (loss) of acquiree since acquisition date						3,350,000			850,000
Consideration transferred, acquisition-date fair value					€ 10,035,000
Cash consideration transferred					€ 4,200,000
Number of instruments or interests issued or issuable | shares					700,777
Par value per share | € / shares					€ 8.99
Percentage Of Earnouts To Be Settled In Cash					50.00%
Percentage Of Earnouts To Be Settled In Shares					50.00%
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination									69,000
Expenses Recognized In Profit Or loss								€ 1,293,000	539,000
AR Electronics Solutions SLU [Member] | Restricted Stock Units [member]
Disclosure of detailed information about business combination [line items]
Number of other equity instruments granted in share-based payment arrangement | shares								111,236
AR Electronics Solutions SLU [Member] | 2023
Disclosure of detailed information about business combination [line items]
Earnout Payments					€ 1,000,000
AR Electronics Solutions SLU [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about business combination [line items]
Earnout Payments					1,000,000
AR Electronics Solutions SLU [Member] | Later than two years and not later than three years [member]
Disclosure of detailed information about business combination [line items]
Earnout Payments					€ 1,000,000
Coil, Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Voting Equity Interests Acquired														100.00%	100.00%
Revenue of acquiree since acquisition date									3,590,000
Revenue of acquiree since acquisition date						5,888,000
Profit (loss) of acquiree since acquisition date						€ 1,832,000			1,340,000
Consideration transferred, acquisition-date fair value								€ 3,572,000						€ 3,572,000
Cash consideration transferred								1,155,000						€ 1,155,000
Number of instruments or interests issued or issuable | shares														272,826	272,826
Par value per share | € / shares														€ 8.09
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination									84,000
Number Of Shares Issued For Earnout Payments | shares				304,350
Expenses Recognized In Profit Or loss									€ 1,769,000
Identifiable assets acquired (liabilities assumed)								43,000							$ 2,000
Earn out income								€ 744,000
Coil, Inc [Member] | Convertible Loan [Member]
Disclosure of detailed information about business combination [line items]
Convertible Loan | $				$ 1,000
Coil, Inc [Member] | Restricted Stock Units [member]
Disclosure of detailed information about business combination [line items]
Number of other equity instruments granted in share-based payment arrangement | shares								384,783
Bottom of range [member] | Albert Buettner GmbH [Member]
Disclosure of detailed information about business combination [line items]
Number of electric vehicles on road | ElectricVehicle		2,000,000